February 28, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: VANGUARD STAR FUNDS (THE "TRUST") FILE NO. 2-88373

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Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Laura J. Merianos

Principal, Funds, Finance & Governance

The Vanguard Group, Inc.

Enclosures

cc:Lisa N. Larkin

U. S. Securities and Exchange Commission